Estimates (Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,457	$ 1,128	$ 801
Capitalized interest, excluding AFUDC	$ 113	$ 43	$ 99